Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 23,449	$ 22,883
BELL WIRELESS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	8,948	8,630
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	20,350	19,832
Wireless | BELL WIRELESS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	6,355	6,122
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	7,871	7,691
Voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	3,154	3,402
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,681	2,369
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	289	248
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	3,099	3,051
Wireless | BELL WIRELESS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,593	2,508
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	463	494
Equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 43	$ 49